Future Minimum Lease Payments Required Under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	¥ 25,101
2014	16,512
2015	11,296
2016	7,529
2017	5,623
Thereafter	9,746
Total future minimum lease payments	¥ 75,807